Related Party Transactions (Details) - Share Repurchase Agreement $ / shares in Units, $ in Millions	Nov. 24, 2025 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Shares to be repurchased (in shares) | shares	3,000,000
Repurchase price (in usd per share) | $ / shares	$ 4.64
Aggregate repurchase price | $	$ 13.9